Segment Reporting (Details) - Schedule of segments - Revenue [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue from Online Education Service
Revenue from B2B2C Service	$ 10,358,996	$ 10,154,357	$ 7,601,430
Revenue from B2C Service	149,877	1,014,815	657,019
Revenue from Technological Development and Operation Service	183,740	305,176	257,112
Total	$ 10,692,613	$ 11,474,348	$ 8,515,561